COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 2,553
2024	2,090
2025	526
2026 and thereafter	21
Total lease payments	5,190
Less - imputed interest	(69)
Present value of lease liabilities	$ 5,121